NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS) - Summary of Depreciation and Amortization Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Outsatnding, beginning balanceDisclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortization	€ 5,377	€ 4,991	€ 4,216
Provision (reversal)	0	(71)	71
Total amortization, depreciation & provisions	5,377	4,920	4,287
Amortization and depreciation of intangible assets
Outsatnding, beginning balanceDisclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortization	571	16	1,053
Depreciation of property, plant and equipment
Outsatnding, beginning balanceDisclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortization	3,455	3,457	1,797
Depreciation of the right of use
Outsatnding, beginning balanceDisclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortization	€ 1,351	€ 1,518	€ 1,366